TAXES - Company's Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Reconciles the statutory rates, Percent
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of favorable income tax rate in the PRC	(11.00%)	(13.60%)	(10.50%)
Non-deductible permanent difference	(1.60%)	(3.80%)	0.40%
Effective tax rate	12.50%	7.60%	14.90%